UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08034
                                   ---------

                     FRANKLIN REAL ESTATE SECURITIES TRUST
                     -------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 4/30
                         ----

Date of reporting period: 10/31/05
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                                OCTOBER 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        SEMIANNUAL REPORT AND SHAREHOLDER LETTER               SECTOR
--------------------------------------------------------------------------------
                                                          WANT TO RECEIVE
                                                          THIS DOCUMENT
                                                          FASTER VIA EMAIL?

           FRANKLIN REAL ESTATE
              SECURITIES FUND                             Eligible shareholders
                                                          can sign up for
                                                          eDelivery at
                                                          franklintempleton.com.
                                                          See inside for
                                                          details.

--------------------------------------------------------------------------------

                                     [LOGO]
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                              FRANKLIN TEMPLETON INVESTMENTS

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the semiannual report

CONTENTS

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Franklin Real Estate Securities Fund ......................................    4

Performance Summary .......................................................    8

Your Fund's Expenses ......................................................   11

Financial Highlights and
Statement of Investments ..................................................   13

Financial Statements ......................................................   20

Notes to Financial Statements .............................................   24

Shareholder Information ...................................................   33

--------------------------------------------------------------------------------

SEMIANNUAL REPORT

FRANKLIN REAL ESTATE SECURITIES FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Real Estate Securities Fund seeks to maximize total return by investing at least 80% of its net assets in equity securities of companies in the real estate industry, including equity real estate investment trusts (REITs) and companies that derive at least half of their assets or revenues from the ownership, construction, management or sale of residential, commercial or industrial real estate.(1)

This semiannual report for Franklin Real Estate Securities Fund covers the six-month period ended October 31, 2005.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

PERFORMANCE OVERVIEW

Franklin Real Estate Securities Fund - Class A posted a +9.33% cumulative total return for the six months under review. The Fund underperformed its narrow benchmark, the Dow Jones Wilshire Real Estate Securities Index, which returned +10.74%. On the other hand, the Fund outperformed its broad benchmark, the Standard & Poor's 500 Composite Index (S&P 500), which returned +5.26% for the same period.(2) You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

ECONOMIC AND MARKET OVERVIEW

During the six months ended October 31, 2005, domestic economic expansion was driven by strength across most industries, sectors and regions. Gross domestic product (GDP) rose during the period, benefiting primarily from increased personal consumption, business investment and federal spending. Slower export growth combined with greater demand for imported goods

(1) Equity REITs are real estate companies that own and manage income-producing properties such as apartments or hotels. The income, primarily rent from these properties, is generally passed on to investors in the form of dividends. These companies provide experienced property management teams and generally concentrate on a specific geographic region and property type.

(2) Source: Standard & Poor's Micropal. The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as REITs and real estate operating companies. The index is capitalization weighted and rebalanced monthly, and returns are calculated on a buy-and-hold basis. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 17.


4 | Semiannual Report
and materials fueled a widening trade gap. The U.S. dollar rallied in 2005 driven largely by rising short-term domestic interest rates, and strong economic growth in the U.S. relative to many of its major trading partners.

Oil prices increased substantially during the period largely due to potential long-term supply limitations and strong growth in global demand, especially from China and India. Despite rising commodity prices, inflation remained relatively contained for the 12 months ended October 31, 2005, as measured by the 2.1% rise for the core Consumer Price Index (CPI).(3) With this inflation picture, the Federal Reserve Board raised the federal funds target rate from 2.75% to 3.75%, and said it would continue to undertake appropriate monetary policy action at a measured pace. Compared with the rise in short-term interest rates, long-term interest rates remained relatively stable, supporting overall robust housing and commercial real estate activity, which contributed to economic growth.

Many businesses enjoyed their widest profit margins on record, propelled largely by productivity gains. The labor market firmed as employment increased and the unemployment rate dropped from 5.2% to 5.0% during the reporting period.(3) Personal income rose, and hiring rebounded in many industries, bolstered by healthy business spending. However, late in the period consumer sentiment fell amid concerns about rising energy costs.

Real estate securities continued to perform well during the six months under review. Industry fundamentals improved in certain property types such as office and multi-family units and remained strong in retail. The residential market continued to post impressive growth despite concerns of a potential housing bubble. However, the steady rise in interest rates was a concern for both the real estate and general stock markets due to the increasing attractiveness of fixed income investments.

In this environment, the blue chip stocks of the Dow Jones Industrial Average posted a six-month total return of +3.57%, while the broader S&P 500 and the technology-heavy NASDAQ Composite Index returned +5.26% and +10.78%.(4)

(3) Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.

(4) Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 2 for a description of the S&P 500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


                                                           Semiannual Report | 5

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 10/31/05

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

            Real Estate Investment Trusts                   73.4%
            Homebuilding                                     9.3%
            Real Estate Development                          7.6%
            Finance, Rental & Leasing                        4.0%
            Financial Conglomerates                          1.7%
            Investment Trusts & Mutual Funds                 0.3%
            Short-Term Investments & Other Net Assets        3.7%

INVESTMENT STRATEGY

We use a fundamental, value-oriented, long-term approach, focusing primarily on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow growth potential. In addition, we analyze supply and demand trends and outlooks for various property types and regional markets while evaluating company management and a security's underlying properties.

MANAGER'S DISCUSSION

During the six months ended October 31, 2005, Fund performance benefited from industry consolidation as a flurry of mergers and acquisitions drove REIT share prices higher. Among the notable transactions that occurred during the period and contributed to Fund performance were ProLogis' acquisition of Catellus Development and Ventas' purchase of Provident Senior Living. ProLogis is now considered the world's largest network of distribution facilities and services, with more than 368 million square feet in over 2,305 facilities. The company was recently estimated to have more than 133 million square feet of development potential in international markets and should benefit from a growing global economy. Also contributing to Fund performance was the Fund's position in AvalonBay Communities, one of the premier multi-family unit operators in the U.S. AvalonBay shares appreciated 22% during the review period.

The Fund also had some detractors from performance including its stake in mortgage finance operator Doral Financial. During the period, Doral's shares came under pressure after the company announced it would have to restate its financial results for the past five years. However, at period-end, we still owned a considerable stake in Doral as we believed the franchise remained intact. Other holdings that negatively affected Fund performance were Fannie Mae and iStar Financial. Fannie Mae declined amid allegations of questionable accounting practices and possible regulatory changes. Real estate finance company iStar Financial was hurt by its relatively slow growth rate.


6 | Semiannual Report

Based on our belief that it is difficult to forecast precisely where markets are heading, we continued to make investments in the companies we believed were well-positioned to deliver strong total returns over the long term.

Thank you for your continued participation in Franklin Real Estate Securities Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]       /s/ Alex W. Peters

                      Alex W. Peters, CFA
                      Portfolio Manager
                      Franklin Real Estate Securities Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF OCTOBER 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

TOP 10 HOLDINGS
10/31/05

----------------------------------------------------------------------------
COMPANY                                                           % OF TOTAL
SECTOR/INDUSTRY                                                   NET ASSETS
----------------------------------------------------------------------------
ProLogis                                                                4.5%
 REAL ESTATE INVESTMENT TRUSTS
----------------------------------------------------------------------------
Macerich Co.                                                            4.1%
 REAL ESTATE INVESTMENT TRUSTS
----------------------------------------------------------------------------
General Growth Properties Inc.                                          4.0%
 REAL ESTATE INVESTMENT TRUSTS
----------------------------------------------------------------------------
Equity Residential                                                      3.1%
 REAL ESTATE INVESTMENT TRUSTS
----------------------------------------------------------------------------
Simon Property Group Inc.                                               3.1%
 REAL ESTATE INVESTMENT TRUSTS
----------------------------------------------------------------------------
Forest City Enterprises Inc., A                                         3.0%
 REAL ESTATE DEVELOPMENT
----------------------------------------------------------------------------
Vornado Realty Trust                                                    2.9%
 REAL ESTATE INVESTMENT TRUSTS
----------------------------------------------------------------------------
St. Joe Co.                                                             2.7%
 REAL ESTATE DEVELOPMENT
----------------------------------------------------------------------------
iStar Financial Inc.                                                    2.5%
 REAL ESTATE INVESTMENT TRUSTS
----------------------------------------------------------------------------
Public Storage Inc.                                                     2.4%
 REAL ESTATE INVESTMENT TRUSTS
----------------------------------------------------------------------------

                                                           Semiannual Report | 7

PERFORMANCE SUMMARY AS OF 10/31/05

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------
CLASS A (SYMBOL: FREEX)                           CHANGE  10/31/05  4/30/05
---------------------------------------------------------------------------
Net Asset Value (NAV)                             +$2.15   $28.14   $25.99
---------------------------------------------------------------------------
DISTRIBUTIONS (5/1/05-10/31/05)
---------------------------------------------------------------------------
Dividend Income                          $0.2549
---------------------------------------------------------------------------
CLASS B (SYMBOL: FBREX)                           CHANGE  10/31/05  4/30/05
---------------------------------------------------------------------------
Net Asset Value (NAV)                             +$2.12   $27.89   $25.77
---------------------------------------------------------------------------
DISTRIBUTIONS (5/1/05-10/31/05)
---------------------------------------------------------------------------
Dividend Income                          $0.1657
---------------------------------------------------------------------------
CLASS C (SYMBOL: FRRSX)                           CHANGE  10/31/05  4/30/05
---------------------------------------------------------------------------
Net Asset Value (NAV)                             +$2.12   $27.78   $25.66
---------------------------------------------------------------------------
DISTRIBUTIONS (5/1/05-10/31/05)
---------------------------------------------------------------------------
Dividend Income                          $0.1664
---------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FRLAX)                     CHANGE  10/31/05  4/30/05
---------------------------------------------------------------------------
Net Asset Value (NAV)                             +$2.17   $28.23   $26.06
---------------------------------------------------------------------------
DISTRIBUTIONS (5/1/05-10/31/05)
---------------------------------------------------------------------------
Dividend Income                          $0.2893
---------------------------------------------------------------------------


8 | Semiannual Report

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

--------------------------------------------------------------------------------
CLASS A                              6-MONTH     1-YEAR      5-YEAR    10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)            +9.33%    +18.06%    +131.87%    +282.53%
--------------------------------------------------------------------------------
Average Annual Total Return(2)        +3.06%    +11.29%     +16.92%     +13.68%
--------------------------------------------------------------------------------
Value of $10,000 Investment(3)       $10,306    $11,129     $21,849     $36,046
--------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(4)             +18.78%     +16.39%     +13.64%
--------------------------------------------------------------------------------
CLASS B                              6-MONTH     1-YEAR      5-YEAR    10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)            +8.91%    +17.24%    +123.54%    +153.00%
--------------------------------------------------------------------------------
Average Annual Total Return(2)        +4.91%    +13.24%     +17.24%     +14.55%
--------------------------------------------------------------------------------
Value of $10,000 Investment(3)       $10,491    $11,324     $22,154     $25,300
--------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(4)             +21.12%     +16.69%     +15.03%
--------------------------------------------------------------------------------
CLASS C                              6-MONTH     1-YEAR      5-YEAR    10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)            +8.95%    +17.22%    +123.50%    +255.17%
--------------------------------------------------------------------------------
Average Annual Total Return(2)        +7.95%    +16.22%     +17.45%     +13.51%
--------------------------------------------------------------------------------
Value of $10,000 Investment(3)       $10,795    $11,622     $22,350     $35,517
--------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(4)             +24.09%     +16.91%     +13.47%
--------------------------------------------------------------------------------
ADVISOR CLASS(5)                     6-MONTH     1-YEAR      5-YEAR    10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)            +9.48%    +18.38%    +134.93%    +298.28%
--------------------------------------------------------------------------------
Average Annual Total Return(2)        +9.48%    +18.38%     +18.63%     +14.82%
--------------------------------------------------------------------------------
Value of $10,000 Investment(3)       $10,948    $11,838     $23,493     $39,828
--------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/05)(4)             +26.36%     +18.08%     +14.77%
--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                           Semiannual Report | 9

ENDNOTES

INVESTING IN A NONDIVERSIFIED FUND CONCENTRATING IN THE REAL ESTATE SECTOR INVOLVES SPECIAL RISKS SUCH AS DECLINES IN THE VALUE OF REAL ESTATE, AND INCREASED SUSCEPTIBILITY TO ADVERSE ECONOMIC AND REGULATORY DEVELOPMENTS AFFECTING THE SECTOR. THE FUND'S INVESTMENTS IN SMALL- AND MEDIUM-CAPITALIZATION STOCKS CARRY SPECIAL RISKS, SINCE THESE SECURITIES HAVE HISTORICALLY DISPLAYED MORE PRICE VOLATILITY THAN LARGER-CAPITALIZATION STOCKS, PARTICULARLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:   Shares are available to certain eligible investors as described in the prospectus.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

(4) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(5) Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +180.66% and +12.39%


10 | Semiannual Report

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-----------------------------------------------------------------------------------------------------
                                         BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                    VALUE 4/30/05     VALUE 10/31/05  PERIOD* 4/30/05-10/31/05
-----------------------------------------------------------------------------------------------------
Actual                                         $1,000            $1,093.30             $4.59
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000            $1,020.82             $4.43
-----------------------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------------------
Actual                                         $1,000            $1,089.10             $8.53
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000            $1,017.04             $8.24
-----------------------------------------------------------------------------------------------------
CLASS C
-----------------------------------------------------------------------------------------------------
Actual                                         $1,000            $1,089.50             $8.53
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000            $1,017.04             $8.24
-----------------------------------------------------------------------------------------------------
ADVISOR CLASS
-----------------------------------------------------------------------------------------------------
Actual                                         $1,000            $1,094.80             $3.27
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000            $1,022.08             $3.16
-----------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.87%; B: 1.62%; C: 1.62%; and Advisor: 0.62%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


12 | Semiannual Report

FRANKLIN REAL ESTATE SECURITIES TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN REAL ESTATE SECURITIES FUND

                                                 ----------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                 OCTOBER 31, 2005                           YEAR ENDED APRIL 30,
CLASS A                                             (UNAUDITED)           2005          2004          2003          2002       2001
                                                 ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period $ ........         25.99         $  20.63      $  16.97      $  18.10      $  16.26   $  13.87
                                                 ----------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .....................          0.30             0.49          0.55          0.63          0.66       0.64

 Net realized and unrealized gains (losses) ...          2.11             6.88          3.74         (1.11)         1.82       2.41
                                                 ----------------------------------------------------------------------------------
Total from investment operations ..............          2.41             7.37          4.29         (0.48)         2.48       3.05
                                                 ----------------------------------------------------------------------------------
Less distributions from:

 Net investment income ........................         (0.26)           (0.53)        (0.63)        (0.65)        (0.64)     (0.66)

 Net realized gains ...........................            --            (1.48)           --            --            --         --
                                                 ----------------------------------------------------------------------------------
Total distributions ...........................         (0.26)           (2.01)        (0.63)        (0.65)        (0.64)     (0.66)
                                                 ----------------------------------------------------------------------------------
Redemption fees ...............................            --(c)            --(c)         --            --            --         --
                                                 ----------------------------------------------------------------------------------
Net asset value, end of period ................      $  28.14         $  25.99      $  20.63      $  16.97      $  18.10   $  16.26
                                                 ==================================================================================

Total return(b) ...............................          9.33%           36.07%        25.43%        (2.51)%       15.74%     22.39%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............      $741,090         $671,587      $550,176      $423,363      $431,749   $356,296

Ratios to average net assets:

 Expenses .....................................          0.87%(d)         0.92%         1.01%         0.98%         0.96%      1.04%

 Net investment income ........................          2.09%(d)         2.03%         2.64%         3.76%         3.96%      4.16%

Portfolio turnover rate .......................          8.22%           36.90%        27.34%        29.76%        37.26%     29.03%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.


                     Semiannual Report | See notes to financial statements. | 13

FRANKLIN REAL ESTATE SECURITIES TRUST

FRANKLIN REAL ESTATE SECURITIES FUND

                                                 ----------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                 OCTOBER 31, 2005                           YEAR ENDED APRIL 30,
CLASS B                                             (UNAUDITED)           2005          2004          2003          2002       2001
                                                 ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........      $  25.77         $  20.45      $  16.84      $  17.99      $  16.17   $  13.81
                                                 ----------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .....................          0.19             0.31          0.39          0.50          0.52       0.48

 Net realized and unrealized gains (losses) ...          2.10             6.83          3.72         (1.10)         1.82       2.45
                                                 ----------------------------------------------------------------------------------
Total from investment operations ..............          2.29             7.14          4.11         (0.60)         2.34       2.93
                                                 ----------------------------------------------------------------------------------
Less distributions from:

 Net investment income ........................         (0.17)           (0.34)        (0.50)        (0.55)        (0.52)     (0.57)

 Net realized gains ...........................            --            (1.48)           --            --            --         --
                                                 ----------------------------------------------------------------------------------
Total distributions ...........................         (0.17)           (1.82)        (0.50)        (0.55)        (0.52)     (0.57)
                                                 -----------------------------------------------------------------------------------
Redemption fees ...............................            --(c)            --(c)         --            --            --         --
                                                 ----------------------------------------------------------------------------------
Net asset value, end of period ................      $  27.89         $  25.77      $  20.45      $  16.84      $  17.99   $  16.17
                                                 ==================================================================================

Total return(b) ...............................          8.91%           35.12%        24.43%        (3.20)%       14.90%     21.51%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............      $ 73,558         $ 72,841      $ 56,334      $ 40,703      $ 26,650   $ 12,264

Ratios to average net assets:

 Expenses .....................................          1.62%(d)         1.66%         1.76%         1.74%         1.71%      1.79%

 Net investment income ........................          1.34%(d)         1.29%         1.89%         3.00%         3.11%      3.11%

Portfolio turnover rate .......................          8.22%           36.90%        27.34%        29.76%        37.26%     29.03%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.


14 | See notes to financial statements. | Semiannual Report

FRANKLIN REAL ESTATE SECURITIES TRUST

FRANKLIN REAL ESTATE SECURITIES FUND

                                                 ----------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                 OCTOBER 31, 2005                           YEAR ENDED APRIL 30,
CLASS C                                             (UNAUDITED)           2005          2004          2003          2002       2001
                                                 ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........      $  25.66         $  20.37      $  16.78      $  17.91      $  16.08   $  13.73
                                                 ----------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .....................          0.19             0.31          0.39          0.51          0.53       0.51

 Net realized and unrealized gains (losses) ...          2.10             6.79          3.70         (1.10)         1.80       2.40
                                                 ----------------------------------------------------------------------------------
Total from investment operations ..............          2.29             7.10          4.09         (0.59)         2.33       2.91
                                                 ----------------------------------------------------------------------------------
Less distributions from:

 Net investment income ........................         (0.17)           (0.33)        (0.50)        (0.54)        (0.50)     (0.56)

 Net realized gains ...........................            --            (1.48)           --            --            --         --
                                                 ----------------------------------------------------------------------------------
Total distributions ...........................         (0.17)           (1.81)        (0.50)        (0.54)        (0.50)     (0.56)
                                                 ----------------------------------------------------------------------------------
Redemption fees ...............................            --(c)            --(c)         --            --            --         --
                                                 ----------------------------------------------------------------------------------
Net asset value, end of period ................      $  27.78         $  25.66      $  20.37      $  16.78      $  17.91   $  16.08
                                                 ==================================================================================

Total return(b) ...............................          8.95%           35.07%        24.50%        (3.27)%       14.92%     21.48%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............      $197,073         $189,468      $149,656      $114,474      $120,394   $ 96,364

Ratios to average net assets:

 Expenses .....................................          1.62%(d)         1.67%         1.76%         1.70%         1.71%      1.78%

 Net investment income ........................          1.34%(d)         1.28%         1.89%         3.04%         3.23%      3.36%

Portfolio turnover rate .......................          8.22%           36.90%        27.34%        29.76%        37.26%     29.03%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.


                     Semiannual Report | See notes to financial statements. | 15

FRANKLIN REAL ESTATE SECURITIES TRUST

FRANKLIN REAL ESTATE SECURITIES FUND


                                                 ----------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                 OCTOBER 31, 2005                          YEAR ENDED APRIL 30,
ADVISOR CLASS                                       (UNAUDITED)          2005          2004          2003          2002        2001
                                                 ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ............      $  26.06        $  20.68      $  17.02      $  18.14      $  16.30    $  13.90
                                                 ----------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .....................          0.33            0.56          0.58          0.67          0.66        0.63

 Net realized and unrealized gains (losses) ...          2.13            6.89          3.76         (1.10)         1.86        2.47
                                                 ----------------------------------------------------------------------------------
Total from investment operations ..............          2.46            7.45          4.34         (0.43)         2.52        3.10
                                                 ----------------------------------------------------------------------------------
Less distributions from:

 Net investment income ........................         (0.29)          (0.59)        (0.68)        (0.69)        (0.68)      (0.70)

 Net realized gains ...........................            --           (1.48)           --            --            --          --
                                                 ----------------------------------------------------------------------------------
Total distributions ...........................         (0.29)          (2.07)        (0.68)        (0.69)        (0.68)      (0.70)
                                                 ----------------------------------------------------------------------------------
Redemption fees ...............................            --(c)           --(c)         --            --            --          --
                                                 ----------------------------------------------------------------------------------
Net asset value, end of year ..................      $  28.23        $  26.06      $  20.68      $  17.02      $  18.14    $  16.30
                                                 ==================================================================================

Total return(b) ...............................          9.48%          36.46%        25.68%        (2.27)%       16.06%      22.72%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...............      $ 40,508        $ 39,990      $ 41,101      $ 27,532      $ 25,879    $  9,438

Ratios to average net assets:

 Expenses .....................................          0.62%(d)        0.67%         0.76%         0.73%         0.71%       0.79%

 Net investment income ........................          2.34%(d)        2.28%         2.89%         4.01%         3.96%       4.06%

Portfolio turnover rate .......................          8.22%          36.90%        27.34%        29.76%        37.26%      29.03%

(a)   Based on average daily shares outstanding.

(b)   Total return is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.


16 | See notes to financial statements. | Semiannual Report

FRANKLIN REAL ESTATE SECURITIES TRUST

STATEMENT OF INVESTMENTS, OCTOBER 31, 2005 (UNAUDITED)

-------------------------------------------------------------------------------------------
           FRANKLIN REAL ESTATE SECURITIES FUND                     SHARES          VALUE
-------------------------------------------------------------------------------------------
           COMMON STOCKS 96.3%
           FINANCE/RENTAL/LEASING 4.0%
           CharterMac LP ......................................      661,400    $13,591,770
           Doral Financial Corp. (Puerto Rico) ................    1,190,600     10,191,536
           Fannie Mae .........................................      380,900     18,100,368
                                                                                -----------
                                                                                 41,883,674
                                                                                -----------
           FINANCIAL CONGLOMERATES 1.7%
           Brascan Corp. (Canada) (USD Traded) ................      364,700     16,692,319
           Brascan Corp. (Canada) .............................       19,800        902,888
                                                                                -----------
                                                                                 17,595,207
                                                                                -----------
           HOMEBUILDING 9.3%
           Beazer Homes USA Inc. ..............................      109,800      6,362,910
           Centex Corp. .......................................       40,800      2,625,480
           D.R. Horton Inc. ...................................      430,000     13,196,700
        (a)Hovnanian Enterprises Inc., A ......................      288,600     12,984,114
           KB HOME ............................................      176,900     11,560,415
           Lennar Corp., A ....................................      279,400     15,529,052
           M.D.C. Holdings Inc. ...............................      227,200     15,585,920
        (a)Meritage Homes Corp. ..............................        19,400      1,208,038
        (a)NVR Inc. ...........................................          500        342,750
           Ryland Group Inc. ..................................       70,400      4,737,920
           Standard Pacific Corp. .............................       97,800      3,773,124
        (a)Toll Brothers Inc. .................................      276,300     10,198,233
                                                                                -----------
                                                                                 98,104,656
                                                                                -----------
           REAL ESTATE DEVELOPMENT 7.6%
           Brookfield Properties Corp. (Canada) ...............      473,760     13,881,168
           Forest City Enterprises Inc., A ....................      847,200     31,253,208
        (a)Killam Properties Inc. (Canada) ....................       96,200        203,581
    (a),(b)Killam Properties Inc., 144A (Canada) .............     2,508,500      5,308,545
(a),(b),(c)Northstar Capital Investment Corp., 144A ...........      100,000      1,150,000
           St. Joe Co. ........................................      433,700     28,602,515
                                                                                -----------
                                                                                 80,399,017
                                                                                -----------
           REAL ESTATE INVESTMENT TRUSTS 73.7%
           Affordable Residential Communities .................      620,900      6,202,791
           Alexandria Real Estate Equities Inc. ...............       50,000      4,042,500
           Arden Realty Inc. ..................................      147,400      6,653,636
           AvalonBay Communities Inc. .........................      263,400     22,718,250
           BioMed Realty Trust Inc. ...........................      682,200     17,061,822
           Boardwalk REIT (Canada) ............................    1,331,500     23,287,935
           Brandywine Realty Trust ............................      456,700     12,513,580
           Capital Automotive REIT ............................      634,800     24,515,976
           Capital Trust Inc., A ..............................      298,900      9,152,318
           Cedar Shopping Centers Inc. ........................      739,800     10,371,996
           Corporate Office Properties Trust ..................      609,400     21,182,744
           Cousins Properties Inc. ............................      124,700      3,683,638


                                                          Semiannual Report | 17

FRANKLIN REAL ESTATE SECURITIES TRUST

--------------------------------------------------------------------------------------------
                                                                    SHARES          VALUE
--------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     REAL ESTATE INVESTMENT TRUSTS (CONT.)
     Developers Diversified Realty Corp. .....................       115,700  $    5,053,776
     Digital Realty Trust Inc. ...............................     1,239,500      23,773,610
     Eagle Hospitality Properties Trust Inc. .................         2,000          19,020
     Entertainment Properties Trust ..........................       227,100       9,106,710
     Equity Residential ......................................       836,500      32,832,625
     Essex Property Trust Inc. ...............................        32,100       2,885,148
     Eurocastle Investment Ltd. (United Kingdom) .............       158,161       3,507,526
     Extra Space Storage Inc. ................................     1,200,000      17,520,000
     First Potomac Realty Trust ..............................       410,200      10,394,468
     General Growth Properties Inc. ..........................       996,590      42,335,143
     GMH Communities Trust ...................................     1,462,500      21,893,625
     Homebanc Corp. ..........................................       301,900       2,173,680
     Host Marriott Corp. .....................................     1,021,000      17,142,590
     iStar Financial Inc. ....................................       716,800      26,428,416
     Kilroy Realty Corp. .....................................       219,900      12,347,385
     Kimco Realty Corp. ......................................       378,000      11,196,360
  (d)Kite Realty Group Trust .................................     1,058,300      15,641,674
     LaSalle Hotel Properties ................................       341,400      12,082,146
     Lexington Corporate Properties Trust ....................       420,300       9,154,134
     Liberty Property Trust ..................................       466,600      19,452,554
     Macerich Co. ............................................       668,400      42,958,068
     Medical Properties Trust Inc. ...........................       292,400       2,614,056
     Mills Corp. .............................................        20,000       1,070,000
     Mortgageit Holdings Inc. ................................       227,400       2,883,432
     Newcastle Investment Corp. ..............................       612,500      16,102,625
     Parkway Properties Inc. .................................       183,000       8,602,830
     Pennsylvania REIT .......................................       107,800       4,150,300
     ProLogis ................................................     1,113,198      47,867,514
     PS Business Parks Inc. ..................................       456,300      21,236,202
     Public Storage Inc. .....................................       386,500      25,586,300
     Ramco-Gershenson Properties Trust .......................       240,400       6,668,696
     Regency Centers Corp. ...................................       291,100      16,205,537
     Simon Property Group Inc. ...............................       455,263      32,605,936
     Sunstone Hotel Investors Inc. ...........................       228,000       5,107,200
  (b)Taberna Realty Financial Trust, 144A ....................       890,800      10,956,840
     Tanger Factory Outlet Centers Inc. ......................       234,600       6,308,394
     U-Store-It Trust ........................................       808,900      16,873,654
     Ventas Inc. .............................................       653,642      20,021,055
     Vornado Realty Trust ....................................       377,800      30,601,800
                                                                              --------------
                                                                                 774,748,215
                                                                              --------------
     TOTAL COMMON STOCKS (COST $699,957,695) .................                 1,012,730,769
                                                                              --------------


18 | Semiannual Report

FRANKLIN REAL ESTATE SECURITIES TRUST

-----------------------------------------------------------------------------------------------------------
   FRANKLIN REAL ESTATE SECURITIES FUND                                        SHARES             VALUE
-----------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (COST $65,335,936) 6.2%
   MONEY FUND 6.2%
(e)Franklin Institutional Fiduciary Trust Money Market Portfolio ...         65,335,936     $    65,335,936
                                                                                            ---------------
   TOTAL INVESTMENTS (COST $765,293,631) 102.5% ....................                          1,078,066,705
   OTHER ASSETS, LESS LIABILITIES (2.5)% ...........................                            (25,837,403)
                                                                                            ---------------
   NET ASSETS 100.0% ...............................................                        $ 1,052,229,302
                                                                                            ===============

SELECTED PORTFOLIO ABBREVIATIONS

REIT - Real Estate Investment Trust

(a)   Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At October 31, 2005, the value of these securities was $17,415,385, representing 1.66% of net assets.

(c)   See Note 9 regarding restricted and illiquid securities.

(d)   See Note 8 regarding holdings of 5% voting securities.

(e) See Note 7 regarding investments in Franklin Institutional Fiduciary Trust Money Market Portfolio.


                     Semiannual Report | See notes to financial statements. | 19

FRANKLIN REAL ESTATE SECURITIES TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2005 (unaudited)

                                                        --------------
                                                           FRANKLIN
                                                         REAL ESTATE
                                                          SECURITIES
                                                             FUND
                                                        --------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ......................    $  686,528,307
  Cost - Non-controlled affiliated issuers (Note 8)         13,429,388
  Cost - Sweep Money Fund (Note 7) .................        65,335,936
                                                        --------------
  Total cost of investments ........................    $  765,293,631
                                                        ==============
  Value - Unaffiliated issuers .....................    $  997,089,095
  Value - Non-controlled affiliated issuers (Note 8)        15,641,674
  Value - Sweep Money Fund (Note 7) ................        65,335,936
                                                        --------------
  Total value of investments .......................     1,078,066,705
 Receivables:
  Investment securities sold .......................         1,835,770
  Capital shares sold ..............................         1,344,406
  Dividends ........................................         1,376,766
                                                        --------------
        Total assets ...............................     1,082,623,647
                                                        --------------
Liabilities:
 Payables:
  Investment securities purchased ..................        26,947,092
  Capital shares redeemed ..........................         2,439,010
  Affiliates .......................................           989,350
 Accrued expenses and other liabilities ............            18,893
                                                        --------------
        Total liabilities ..........................        30,394,345
                                                        --------------
          Net assets, at value .....................    $1,052,229,302
                                                        ==============
Net assets consist of:
 Paid-in capital ...................................    $  610,035,865
 Undistributed net investment income ...............         1,405,354
 Net unrealized appreciation (depreciation) ........       312,772,347
 Accumulated net realized gain (loss) ..............       128,015,736
                                                        --------------
          Net assets, at value .....................    $1,052,229,302
                                                        ==============


20 | See notes to financial statements. | Semiannual Report

FRANKLIN REAL ESTATE SECURITIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
October 31, 2005 (unaudited)

                                                                         ------------
                                                                           FRANKLIN
                                                                         REAL ESTATE
                                                                          SECURITIES
                                                                             FUND
                                                                         ------------
CLASS A:
Net assets, at value ................................................    $741,090,095
                                                                         ============
Shares outstanding ..................................................      26,331,987
                                                                         ============
Net asset value per share(a) ........................................          $28.14
                                                                         ============
Maximum offering price per share (net asset value per share / 94.25%)          $29.86
                                                                         ============
CLASS B:
Net assets, at value ................................................    $ 73,558,164
                                                                         ============
Shares outstanding ..................................................       2,637,593
                                                                         ============
Net asset value and maximum offering price per share(a) .............          $27.89
                                                                         ============
CLASS C:
Net assets, at value ................................................    $197,073,157
                                                                         ============
Shares outstanding ..................................................       7,094,695
                                                                         ============
Net asset value and maximum offering price per share(a) .............          $27.78
                                                                         ============
ADVISOR CLASS:
Net assets, at value ................................................    $ 40,507,886
                                                                         ============
Shares outstanding ..................................................       1,434,913
                                                                         ============
Net asset value and maximum offering price per share(a) .............          $28.23
                                                                         ============

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                     Semiannual Report | See notes to financial statements. | 21

FRANKLIN REAL ESTATE SECURITIES TRUST

STATEMENT OF OPERATIONS
for the six months ended October 31, 2005 (unaudited)

                                                                             ------------
                                                                               FRANKLIN
                                                                             REAL ESTATE
                                                                              SECURITIES
                                                                                 FUND
                                                                             ------------
Investment income:
 Dividends
  Unaffiliated issuers (Net of foreign taxes of $170,096) ...............    $ 12,961,517
  Non-controlled affiliated issuers (Note 8) ............................         302,128
  Sweep Money Fund (Note 7) .............................................       2,499,626
                                                                             ------------
    Total investment income .............................................      15,763,271
                                                                             ------------
Expenses:
 Management fees (Note 3a) ..............................................       2,232,179
 Distribution fees (Note 3c)
  Class A ...............................................................         929,842
  Class B ...............................................................         384,088
  Class C ...............................................................       1,018,848
 Transfer agent fees (Note 3e) ..........................................         866,658
 Custodian fees (Note 4) ................................................           9,299
 Reports to shareholders ................................................          34,536
 Registration and filing fees ...........................................          58,941
 Professional fees ......................................................          12,214
 Trustees' fees and expenses ............................................           6,094
 Other ..................................................................          58,203
                                                                             ------------
        Total expenses ..................................................       5,610,902
        Expense reductions (Note 4) .....................................            (696)
                                                                             -------------
          Net expenses ..................................................       5,610,206
                                                                             -------------
           Net investment income ........................................      10,153,065
                                                                             -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ...........................................................      22,545,682
  Capital gain distributions from REITS .................................      10,914,768
  Foreign currency transactions .........................................         (10,160)
                                                                             ------------
        Net realized gain (loss) ........................................      33,450,290
Net change in unrealized appreciation (depreciation) on:
  Investments ...........................................................      45,619,441
  Translation of assets and liabilities denominated in foreign currencies              42
                                                                             ------------
        Net change in unrealized appreciation (depreciation) ............      45,619,483
                                                                             ------------
Net realized and unrealized gain (loss) .................................      79,069,773
                                                                             ------------
Net increase (decrease) in net assets resulting from operations .........    $ 89,222,838
                                                                             ============


22 | See notes to financial statements. | Semiannual Report

FRANKLIN REAL ESTATE SECURITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         -------------------------------------
                                                                                          FRANKLIN REAL ESTATE SECURITIES FUND
                                                                                         -------------------------------------
                                                                                            SIX MONTHS ENDED
                                                                                            OCTOBER 31, 2005      YEAR ENDED
                                                                                                (UNAUDITED)     APRIL 30, 2005
                                                                                         -------------------------------------
Increase (decrease) in net assets:
 Operations:
   Net investment income .............................................................       $    10,153,065     $  16,565,478
   Net realized gain (loss) from investments and foreign currency transactions .......            33,450,290       146,894,113
   Net change in unrealized appreciation (depreciation) on investments and translation
     of assets and liabilities denominated in foreign currencies .....................            45,619,483       101,352,324
                                                                                             ---------------------------------
        Net increase (decrease) in net assets resulting from operations ..............            89,222,838       264,811,915
                                                                                             ---------------------------------
Distributions to shareholders from:
 Net investment income:
   Class A ...........................................................................            (6,721,344)      (13,241,134)
   Class B ...........................................................................              (453,533)         (918,096)
   Class C ...........................................................................            (1,214,753)       (2,385,294)
   Advisor Class .....................................................................              (432,018)       (1,041,519)
 Net realized gains:
   Class A ...........................................................................                    --       (36,256,895)
   Class B ...........................................................................                    --        (4,096,493)
   Class C ...........................................................................                    --       (10,745,223)
   Advisor Class .....................................................................                    --        (2,206,216)
                                                                                             ---------------------------------

Total distributions to shareholders ..................................................            (8,821,648)      (70,890,870)
                                                                                             ---------------------------------
Capital share transactions (Note 2):
   Class A ...........................................................................            14,077,547       (10,051,257)
   Class B ...........................................................................            (5,255,786)        2,138,636
   Class C ...........................................................................            (7,871,192)        1,758,639
   Advisor Class .....................................................................            (3,012,797)      (11,155,368)
                                                                                             ---------------------------------
Total capital share transactions .....................................................            (2,062,228)      (17,309,350)
                                                                                             ---------------------------------
Redemption fees ......................................................................                 5,001             6,971
                                                                                             ---------------------------------
        Net increase (decrease) in net assets ........................................            78,343,963       176,618,666
Net assets
 Beginning of period .................................................................           973,885,339       797,266,673
                                                                                             ---------------------------------
 End of period .......................................................................       $ 1,052,229,302     $ 973,885,339
                                                                                             =================================
Undistributed net investment income included in net assets:
 End of period .......................................................................       $     1,405,354     $      73,937
                                                                                             =================================


                     Semiannual Report | See notes to financial statements. | 23

FRANKLIN REAL ESTATE SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FRANKLIN REAL ESTATE SECURITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Real Estate Securities Trust (the Trust) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company, consisting of one fund, the Franklin Real Estate Securites Fund (the
Fund).

The following summarizes the Fund's significant accounting policies.

A. SECURITIES VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


24 | Semiannual Report

FRANKLIN REAL ESTATE SECURITIES TRUST

FRANKLIN REAL ESTATE SECURITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.


                                                          Semiannual Report | 25

FRANKLIN REAL ESTATE SECURITIES TRUST

FRANKLIN REAL ESTATE SECURITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with generally accepted accounting principles. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they will reverse in subsequent periods.

Distributions received by the Fund from securities may be a return of capital
(ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.


26 | Semiannual Report

FRANKLIN REAL ESTATE SECURITIES TRUST

FRANKLIN REAL ESTATE SECURITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Effective March 1, 2005, Class B shares are only offered to existing Class B shareholders in the form of reinvested distributions and certain exchanges from other Franklin Templeton Class B shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At October 31, 2005, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                       -----------------------------------------------------------------
                                             SIX MONTHS ENDED                      YEAR ENDED
                                             OCTOBER 31, 2005                    APRIL 30, 2005
                                       -----------------------------------------------------------------
                                          SHARES          AMOUNT             SHARES           AMOUNT
                                       -----------------------------------------------------------------
CLASS A SHARES:
 Shares sold ....................        3,994,059     $ 112,055,594         7,484,439     $ 183,224,147
 Shares issued in reinvestment of
  distributions .................          216,515         6,131,437         1,808,952        45,697,870
 Shares redeemed ................       (3,722,403)     (104,109,484)      (10,121,775)     (238,973,274)
                                       -----------------------------------------------------------------
 Net increase (decrease) ........          488,171     $  14,077,547          (828,384)    $ (10,051,257)
                                       =================================================================
CLASS B SHARES:
 Shares sold ....................           54,892     $   1,522,151           458,788     $  11,136,250
 Shares issued in reinvestment of
  distributions .................           14,259           400,211           178,568         4,509,296
 Shares redeemed ................         (258,503)        7,178,148          (565,244)      (13,506,910)
                                       -----------------------------------------------------------------
 Net increase (decrease) ........         (189,352)    $  (5,255,786)           72,112     $   2,138,636
                                       =================================================================
CLASS C SHARES:
 Shares sold ....................          536,427     $  14,813,480         1,226,767     $  29,708,774
 Shares issued in reinvestment of
  distributions .................           38,334         1,071,684           468,373        11,779,227
 Shares redeemed ................         (863,086)      (23,756,356)       (1,659,895)      (39,729,362)
                                       -----------------------------------------------------------------
 Net increase (decrease) ........         (288,325)    $  (7,871,192)           35,245     $   1,758,639
                                       =================================================================


                                                          Semiannual Report | 27

FRANKLIN REAL ESTATE SECURITIES TRUST

FRANKLIN REAL ESTATE SECURITIES FUND

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                       ------------------------------------------------------------
                                             SIX MONTHS ENDED                 YEAR ENDED
                                             OCTOBER 31, 2005               APRIL 30, 2005
                                       ------------------------------------------------------------
                                           SHARES         AMOUNT         SHARES          AMOUNT
                                       ------------------------------------------------------------
ADVISOR CLASS SHARES:
 Shares sold ....................           64,928     $   1,791,693      219,685     $   5,501,408
 Shares issued in reinvestment of
  distributions .................           14,217           403,214      120,032         3,017,348
 Shares redeemed ................         (178,608)       (5,207,704)    (792,613)      (19,674,124)
                                       ------------------------------------------------------------
 Net increase (decrease) ........          (99,463)    $  (3,012,797)    (452,896)    $ (11,155,368)
                                       ============================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:


------------------------------------------------------------------------------------------------
SUBSIDIARY                                                              AFFILIATION
------------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                      Investment manager
Franklin Templeton Services, LLC (FT Services)                          Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)                    Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)           Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
 ANNUALIZED FEE RATE      AVERAGE NET ASSETS
--------------------------------------------------------------------------------
       0.625%             Up to and including $100 million
       0.500%             Over $100 million, up to and including $250 million
       0.450%             Over $250 million, up to and including $10 billion
       0.440%             Over $10 billion, up to and including $12.5 billion
       0.420%             Over $12.5 billion, up to and including $15 billion
       0.400%             In excess of $15 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.


28 | Semiannual Report

FRANKLIN REAL ESTATE SECURITIES TRUST

FRANKLIN REAL ESTATE SECURITIES FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class with the exception of Advisor class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors up to 0.25% per year of Class A's average daily net assets for costs incurred in connection with the sale and distribution of the Fund's shares. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

Class B ...................................... 1.00%
Class C ...................................... 1.00%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Net sales charges received(a) ..................    $218,796
Contingent deferred sales charges retained .....    $ 61,372

(a)   Net of commissions paid to unaffiliated broker/dealers.

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $866,658, of which $472,536 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended October 31, 2005, the custodian fees were reduced as noted in the Statement of Operations.


                                                          Semiannual Report | 29

FRANKLIN REAL ESTATE SECURITIES TRUST

FRANKLIN REAL ESTATE SECURITIES FUND

5. INCOME TAXES

At October 31, 2005 the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ......................    $ 765,293,630
                                              =============

Unrealized appreciation ..................    $ 331,617,882
Unrealized depreciation ..................      (18,844,807)
                                              -------------
Net unrealized appreciation (depreciation)    $ 312,773,075
                                              =============

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and partnership adjustments.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions and partnership adjustments.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2005, aggregated $156,192,582 and $74,787,555, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

8. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund at were as shown below.


30 | Semiannual Report

FRANKLIN REAL ESTATE SECURITIES TRUST

FRANKLIN REAL ESTATE SECURITIES FUND

8. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                 NUMBER OF SHARES                         NUMBER OF SHARES                                REALIZED
                                HELD AT BEGINNING    GROSS      GROSS        HELD AT END       VALUE AT      INVESTMENT    CAPITAL
NAME OF ISSUER                      OF PERIOD      ADDITIONS  REDUCTIONS      OF PERIOD     END OF PERIOD      INCOME    GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
Digital Realty Trust Inc. ...       1,239,500            --         --         1,239,500              --(a)   $302,128        --
Kite Realty Group Trust .....         849,300       209,000         --         1,058,300     $15,641,674            --     $4,912(b)
                                                                                             ---------------------------------------
                                 TOTAL AFFILIATED SECURITIES (1.49% of Net Assets) ........  $15,641,674      $302,128        --
                                                                                             =======================================

(a)   As of October 31, 2005, no longer an affiliate.

(b)   Realized gain distributions from REITS.

9. RESTRICTED AND ILLIQUID SECURITIES

At October 31, 2005, investments in securities included issues that are restricted and illiquid. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration under the Securities Act of 1933, unless the sale is pursuant to an exemption under the 1933 Act. The Fund has registration rights for all restricted securities held at period end. The issuer generally incurs all registration costs.

A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At October 31, 2005, the Fund held investments in restricted and illiquid securities, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

---------------------------------------------------------------------------------------------------------------
                                                            ACQUISITION
 SHARES     ISSUER                                             DATE               COST                VALUE
---------------------------------------------------------------------------------------------------------------
100,000     Northstar Capital Investment Corp., 144A          1/16/98           $1,993,250         $  1,150,000
                                                                                                   ============
            TOTAL RESTRICTED AND ILLIQUID SECURITIES (0.11% of Net Assets)

                                                          Semiannual Report | 31

FRANKLIN REAL ESTATE SECURITIES TRUST

FRANKLIN REAL ESTATE SECURITIES FUND

10. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop a plan for distribution of the respective settlement monies. The CAGO approved the distribution plan under the CAGO Settlement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the relevant funds in March, 2005. The SEC has not yet approved the distribution plan pertaining to the December 13, 2004 SEC Order. When approved, disbursements of settlement monies will be made promptly to the relevant funds, in accordance with the terms and conditions of that order. The IDC continues to develop the plan of distribution under the August 2, 2004 SEC Order that resolved the SEC's market timing investigation.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commisions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.


32 | Semiannual Report

FRANKLIN REAL ESTATE SECURITIES TRUST

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 33


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

LITERATURE REQUEST

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE

Franklin Balance Sheet Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund(4)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund(4)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(4)
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME(5)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(6)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(7)
Colorado
Connecticut
Florida(7)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(6)
Michigan(6)
Minnesota(6)
Missouri
New Jersey
New York(7)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust(8)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders and select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.


(5) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(6)   Portfolio of insured municipal securities.

(7) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(8) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/05                                          Not part of the semiannual report

        [LOGO](R)
    FRANKLIN TEMPLETON                              One Franklin Parkway
       INVESTMENTS                                  San Mateo, CA 94403-1906

|_|   WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN REAL ESTATE
SECURITIES FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton .com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus . Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

192 S2005 12/05

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A


      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

      ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date   December 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date   December 19, 2005


By /s/GALEN G. VETTER
   -------------------
      Galen G. Vetter
      Chief Financial Officer
Date   December 19, 2005